EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of joint ventures [line items]
Investments, beginning balance	[1]			$ 4,216
Equity pick-up from equity investees		$ 155	$ 77	471	$ 144
Investments, ending balance		4,242		4,242		$ 4,216 [1]
Total for all joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance				4,216	4,112	4,112
Equity pick-up from equity investees				471		437
Funds contributed to equity investees				2		1
Dividends received from equity investees				(277)		(199)
Equity earnings adjustment						7
Cash repayments of advances and loans from related parties				(170)		(142)
Investments, ending balance		4,242		4,242		4,216
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance				2,151	2,015	2,015
Equity pick-up from equity investees				274		203
Funds contributed to equity investees				0		0
Dividends received from equity investees				(190)		(67)
Equity earnings adjustment						0
Cash repayments of advances and loans from related parties				0		0
Investments, ending balance		2,235		2,235		2,151
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance				410	401	401
Equity pick-up from equity investees				85		139
Funds contributed to equity investees				0		0
Dividends received from equity investees				(87)		(130)
Equity earnings adjustment						0
Cash repayments of advances and loans from related parties				0		0
Investments, ending balance		408		408		410
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance				849	875	875
Equity pick-up from equity investees				26		(26)
Funds contributed to equity investees				0		0
Dividends received from equity investees				0		0
Equity earnings adjustment						0
Cash repayments of advances and loans from related parties				0		0
Investments, ending balance		875		875		849
Porgera
Disclosure of joint ventures [line items]
Investments, beginning balance				770	780	780
Equity pick-up from equity investees				87		121
Funds contributed to equity investees				0		0
Dividends received from equity investees				0		0
Equity earnings adjustment						7
Cash repayments of advances and loans from related parties				(170)		(138)
Investments, ending balance		687		687		770
Other
Disclosure of joint ventures [line items]
Investments, beginning balance				36	$ 41	41
Equity pick-up from equity investees				(1)		0
Funds contributed to equity investees				2		1
Dividends received from equity investees				0		(2)
Equity earnings adjustment						0
Cash repayments of advances and loans from related parties				0		(4)
Investments, ending balance		$ 37		$ 37		$ 36

[1]	2025 figures have been revised to reflect an update to the provisional purchase price allocation relating to Loulo-Gounkoto. Refer to note 4 for further details.